                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                         Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Real Estate Shares

 Schedule of Investments 9/30/17 (unaudited)

 Shares

 UNAFFILIATED ISSUERS - 98.8%

 Value

 COMMON STOCKS - 98.8%

 Consumer Services - 2.2%

 Hotels, Resorts & Cruise Lines - 2.2%

 136,000

 Extended Stay America, Inc.

 $

 2,720,000

 Total Consumer Services

 $

 2,720,000

 Real Estate - 96.6%

 Diversified REIT - 11.9%

 16,000

 Alexander & Baldwin, Inc. *

 $

 741,280

 67,700

 American Assets Trust, Inc.

 2,692,429

 112,300

 Empire State Realty Trust, Inc. *

 2,306,642

 82,100

 Forest City Enterprises LP *

 2,094,371

 119,700

 Gramercy Property Trust

 3,620,925

 71,300

 STORE Capital Corp.

 1,773,231

 45,500

 Washington Real Estate Investment Trust

 1,490,580

 $

 14,719,458

 Industrial REIT - 9.9%

 134,000

 Prologis, Inc.

 $

 8,503,640

 132,900

 Rexford Industrial Realty, Inc. *

 3,803,598

 $

 12,307,238

 Hotel & Resort REIT - 4.6%

 216,500

 Host Hotels & Resorts, Inc.

 $

 4,003,085

 76,400

 RLJ Lodging Trust

 1,680,800

 $

 5,683,885

 Office REIT - 11.1%

 51,800

 Boston Properties, Inc.

 $

 6,365,184

 47,400

 Douglas Emmett, Inc.

 1,868,508

 64,114

 Easterly Government Properties, Inc.

 1,325,236

 161,000

 Piedmont Office Realty Trust, Inc.

 3,245,760

 12,500

 Vornado Realty Trust

 961,000

 $

 13,765,688

 Health Care REIT - 10.4%

 67,600

 Healthcare Trust of America, Inc.

 $

 2,014,480

 77,100

 Ventas, Inc.

 5,021,523

 83,000

 Welltower, Inc.

 5,833,240

 $

 12,869,243

 Residential REIT - 18.9%

 45,200

 American Campus Communities, Inc.

 $

 1,995,580

 118,900

 American Homes 4 Rent *

 2,581,319

 36,300

 AvalonBay Communities, Inc.

 6,476,646

 38,000

 Camden Property Trust

 3,475,100

 20,800

 Equity LifeStyle Properties, Inc.

 1,769,664

 109,500

 Equity Residential Property Trust, Inc.

 7,219,335

 $

 23,517,644

 Retail REIT - 18.3%

 60,000

 Acadia Realty Trust

 $

 1,717,200

 93,100

 DDR Corp.

 852,796

 22,500

 Federal Realty Investment Trust

 2,794,725

 111,100

 Pennsylvania Real Estate Investment Trust

 1,165,439

 182,300

 Retail Properties of America, Inc.

 2,393,599

 68,900

 Simon Property Group, Inc.

 11,093,590

 35,300

 Tanger Factory Outlet Centers, Inc.

 862,026

 38,000

 Taubman Centers, Inc.

 1,888,600

 $

 22,767,975

 Specialized REIT - 11.5%

 118,000

 CubeSmart

 $

 3,063,280

 50,765

 Digital Realty Trust, Inc.

 6,007,022

 24,400

 Public Storage, Inc.

 5,221,356

 $

 14,291,658

 Total Real Estate

 $

 119,922,789

 TOTAL COMMON STOCKS

 (Cost $63,185,174)

 $

 122,642,789

 TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 98.8%

 (Cost $63,185,174)

 $

 122,642,789

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 1,438,177

 TOTAL NET ASSETS - 100.0%

 $

 124,080,966

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 Various inputs are used in determining the value of the Portfolios's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
122,642,789

$
-

$
-

$
122,642,789

 Total

$
122,642,789

$
-

$
-

$
122,642,789

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date November 24, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date November 24, 2017 * Print the name and title of each signing officer under his or her signature.